Customer and Supplier Concentrations (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	45.20%	35.30%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	48.00%	28.70%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.00%	11.30%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		20.20%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		18.90%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		11.70%
Supplier Concentration Risk [Member] | Suppliers Two [Member] | Purchase [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	36.80%	43.20%
Supplier Concentration Risk [Member] | Suppliers Two [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	34.10%	43.50%
Supplier Concentration Risk [Member] | Suppliers Three [Member] | Purchase [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	6.30%	10.90%
Supplier Concentration Risk [Member] | Suppliers Three [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	27.00%	3.40%